STOCKHOLDERS EQUITY (DEFICIT) - Estimate of the Fair Value of the Warrants and Assumptions (Details)	Sep. 30, 2022	May 17, 2022	Dec. 31, 2021
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.333	1.308	0.850
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.5	2.5	2.5
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000	0.000	0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0424	0.0267	0.00155